FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Assets	$ 35,823,605		$ 37,030,025
Liabilities	32,675,685		34,091,826
Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,768,166		7,539,315
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,488		2,292,161
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313		480,926
Trading investments [Member]
Disclosure of financial assets [line items]
Assets	485,736		396,987
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	2,238,647		2,500,782
Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Assets	27,563,229	[1]	26,933,624	[2]
Available for sale investments [Member]
Disclosure of financial assets [line items]
Assets	2,574,546		3,388,906
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	323,767		396,289
Book Value [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	21,380,468		22,607,392
Book Value [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,488		2,292,161
Book Value [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,335,683		7,566,388
Book Value [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313		480,926
Book Value [Member] | Trading investments [Member]
Disclosure of financial assets [line items]
Assets	485,736		396,987
Book Value [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	2,238,647		2,500,782
Book Value [Member] | Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Assets	26,934,757		26,415,826
Book Value [Member] | Available for sale investments [Member]
Disclosure of financial assets [line items]
Assets	2,574,546		3,388,906
Book Value [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	323,767		396,289
At fair value [member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	20,887,959		22,833,009
At fair value [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,488		2,292,161
At fair value [member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities	7,487,591		8,180,322
At fair value [member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313		480,926
At fair value [member] | Trading investments [Member]
Disclosure of financial assets [line items]
Assets	485,736		396,987
At fair value [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	2,238,647		2,500,782
At fair value [member] | Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Assets	28,518,929		29,976,931
At fair value [member] | Available for sale investments [Member]
Disclosure of financial assets [line items]
Assets	2,574,546		3,388,906
At fair value [member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	$ 323,767		$ 396,289

[1]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.
[2]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 429,442 million, Mortgage loans Ch$ 57,009 million, and Consumer loans Ch$ 300,019 million.